UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	September 31, 2017

Shares		Value

COMMON STOCKS - 97.72%

Air Courier Services - 3.50%
1,097	FedEx Corp.	$ 247,461

Air Transportation, Scheduled - 2.46%
3,604	Delta Air Lines, Inc.	173,785

Beverages - 3.01%
1,909	PepsiCo, Inc.	212,720

Biological Products - 3.41%
770	Biogen, Inc. *	241,102

Carpets & Rugs - 3.81%
1,089	Mohawk Industries, Inc. *	269,538

Cogeneration Services & Small Power Producers - 0.77%
4,937	The AES Corp.	54,406

Computer Storage Devices - 3.41%
2,791	Western Digital Corp.	241,142

Converted Paper & Paperboard Products (No Containers/Boxes) - 4.48%
3,220	Avery Dennison Corp.	316,655

Crude Petroleum & Natural Gas - 3.34%
8,845	Cabot Oil & Gas Corp.	236,604

Electronic Connectors - 3.50%
2,929	Amphenol Corp. Class A	247,910

Fire, Marine & Casualty Insurance - 2.24%
1,112	Chubb Limited (Switzerland)	158,516

General Bldg Contractors- Res - 2.78%
2,929	Fortune Brands Home & Security, Inc.	196,917

Hospital & Medical Service Pla - 3.02%
1,127	Anthem, Inc.	213,995

Life Insurance - 2.43%

3,312	MetLife, Inc.	172,058

National Commercial Banks - 7.22%
2,438	JP Morgan Chase & Co.	232,853
2,063	PNC Financial Services Group, Inc.	278,031
		510,884
Operative Builders - 3.59%
6,366	D.R. Horton, Inc.	254,194

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.85%
1,725	Zimmer Biomet Holdings, Inc.	201,980

Personal Credit Institutions - 2.68%
2,944	Discover Financial Services	189,829

Petroleum Refining - 3.98%
3,657	Valero Energy Corp.	281,333

Pharmaceutical Preparations - 2.13%
736	Allergen, Plc. (Ireland)	150,843

Real Estate Investment Trusts - 3.44%
545	Equinix, Inc.	243,234

Retail-Drug Stores & Proprietary Stores - 2.09%
1,817	CVS Health Corp.	147,758

Retail-Grocery Stores - 1.26%
4,447	The Kroger Co.	89,207

Semiconductors & Related Devices - 8.15%
5,221	Applied Materials, Inc.	271,962
2,990	Skyworks Solutions, Inc.	304,681
		576,643
Services-Computer Programming, - 3.55%
1,472	Facebook, Inc. *	251,521

Services-Prepackaged Software - 4.10%
3,895	Microsoft Corp.	290,139

Special Industry Miachinery (No Metalworking Machinery) - 2.50%
2,599	Pentair Ltd. (United Kingdom)	176,628

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.89%
1,120	Nucor Corp.	62,765

Telephone Communications (No Radio Telephone) - 1.66%
3,006	AT&T, Inc.	117,745

Water Transportation - 3.31%
3,627	Carnival Corp.	234,195

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.16%
1,848	AmerisourceBergen Corp.	152,922

TOTAL FOR COMMON STOCKS (Cost $4,559,888) - 97.72%		$ 6,914,629

SHORT TERM INVESTMENTS - 2.31%
163,426	First American Government Obligation Fund Class Z 0.88% ** (Cost $163,426)	163,426

TOTAL INVESTMENTS (Cost $4,723,315) *** - 100.03%		$ 7,078,055

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03%)		(2,018)

NET ASSETS - 100.00%		$ 7,076,037

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 31, 2017.

***At September 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,723,315 amounted to $2,354,741, which consisted of aggregate gross unrealized appreciation of $2,491,441 and aggregate gross unrealized depreciation of $136,700.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At September 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,723,315 amounted to $2,354,741, which consisted of aggregate gross unrealized appreciation of $2,491,441 and aggregate gross unrealized depreciation of $136,700.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,914,629	$0	$0	$6,914,629
Cash Equivalents	$163,426	$0	$0	$163,426
Total	$7,078,055	$0	$0	$7,078,055

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Growth Fund
	Schedule of Investments
	September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 98.30%

Air Transportation, Scheduled - 3.37%
6,231	Southwest Airlines Co.	$ 348,812

AirCRAFT Parts & Auxiliary Equipment - 3.70%
2,927	Rockwell Collins, Inc.	382,588

Beverages - 4.68%
2,427	Constellation Brands, Inc. Class A	484,065

Biological Products (No Diagnostic Substances) - 3.02%
3,862	Gilead Sciences, Inc.	312,899

Cable & Other Pay Television Services - 3.05%
3,082	Time Warner, Inc.	315,751

Electronic Computers - 5.38%
3,614	Apple, Inc.	556,990

Fire, Marine & Casualty Insurance - 3.41%
2,478	Chubb Limited (Switzerland)	353,239

Hospital & Medical Service Plans - 3.29%
1,740	UnitedHealth Group, Inc.	340,779

Household Appliances - 2.41%
1,353	Whirlpool Corp.	249,547

Measuring & Controlling Devices - 5.42%
2,964	Thermo Fisher Scientific, Inc.	560,789

Oil & Gas Field Services - 1.01%
1,493	Schlumberger Ltd. (France)	104,152

Pharmaceutical Preparations - 5.55%
2,275	AbbVie, Inc.	202,156
2,551	Celgene Corp. *	371,987
		574,143
Retail-Building Materials, Hardware, Garden Supply - 3.33%
961	The Sherwin-Williams Co.	344,077

Retail-Catalog & Mail-Order Ho - 3.60%
388	Amazon.com, Inc. *	373,004

Retail-Drug Stores & Proprietary Stores - 2.70%
3,624	Walgreens Boots Alliance, Inc.	279,845

Retail-Variety Stores - 2.95%
3,521	Dollar Tree, Inc. *	305,693

Semiconductors & Related Devices - 7.65%
2,163	IPG Photonics Corporation *	400,285
21,196	On Semiconductor Corp. *	391,490
		791,775
Services-Business Services - 6.82%
2,736	MasterCard, Inc.	386,323
4,538	Vantiv, Inc. *	319,793
		706,116
Services-Computer Programming Services - 3.65%
5,204	Cognizant Technology Solutions Corp.	377,498

Services-Computer Programming, Data Processing, Etc. - 4.73%
253	Alphabet, Inc. Class A *	242,655
253	Alphabet, Inc. Class C *	246,351
		489,006
Services-Help Supply Services - 2.51%
5,169	Robert Half International, Inc.	260,207

Services-Prepackaged Software - 2.53%
3,511	Microsoft Corp.	261,534

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.21%
6,856	Church & Dwight Co., Inc.	332,173

Transportation Services - 3.22%
2,313	Expedia, Inc.	332,933

Water Transportation - 4.04%
3,526	Royal Caribbean Cruises Ltd.	417,972

Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 3.05%
8,776	LKQ Corp. *	315,848

TOTAL FOR COMMON STOCKS (Cost $5,949,523) - 98.30%		$ 10,171,435

SHORT TERM INVESTMENTS - 1.72%
178,071	First American Government Obligation Fund Class Z 0.88% ** (Cost $178,071)	178,071

TOTAL INVESTMENTS (Cost $6,127,594) *** - 100.02%		10,349,506

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(2,068)

NET ASSETS - 100.00%		$ 10,347,438

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2017

*** At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,127,594 amounted to $4,221,912, which consisted of aggregate gross unrealized appreciation of $4,269,013 and aggregate gross unrealized depreciation of $47,101.

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS

At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,127,594 amounted to $4,221,912, which consisted of aggregate gross unrealized appreciation of $4,269,013 and aggregate gross unrealized depreciation of $47,101.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,171,435	$0	$0	$10,171,435
Cash Equivalents	$178,071	$0	$0	$178,071
Total	$10,349,506	$0	$0	$10,349,506

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Bond Fund
	Schedule of Investments
	September 31, 2017 (Unaudited)

Shares		Value

US TREASURY NOTES - 95.65%

250,000	US Treasury Bond 1.00% Due 11/30/2019	$ 247,363
400,000	US Treasury 1.25% Due 07/31/2023	382,593
250,000	US Treasury Note 1.375% Due 11/30/2018	249,932
50,000	US Treasury Note 1.500% Due 01/31/2022	197,008
150,000	US Treasury 1.500% Due 08/15/2026	140,455

TOTAL FOR US TREASURY NOTES (Cost $1,238,048) - 95.65%		$ 1,217,351

SHORT TERM INVESTMENTS - 4.14%
52,737	First American Treasury Obligation Class Z 0.88% * (Cost $52,737)	52,737

TOTAL INVESTMENTS (Cost $1,290,785) ** - 99.80%		1,270,088

OTHER ASSETS LESS LIABILITIES - 0.20%		2,584

NET ASSETS - 100.00%		$ 1,272,672

* Variable rate security; the coupon rate shown represents the yield at September 31, 2017.

** At September 31, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,290,785 amounted to $17,605, which consisted of aggregate gross unrealized appreciation of $1,426 and aggregate gross unrealized depreciation of $19,031.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS

At September 31, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,290,785 amounted to $17,605, which consisted of aggregate gross unrealized appreciation of $1,426 and aggregate gross unrealized depreciation of $19,031.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$0	$ 1,217,351	$0	$ 1,217,351
Cash Equivalents	$52,737	$0	$0	$52,737
Total	$52,737	$ 1,217,351	$0	$ 1,270,088

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

By /s/ Daniel A. Morris

Daniel A. Morris

President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

November 21, 2017

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel A. Morris

Daniel A. Morris

President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

November 21, 2017